Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	iCap Vault 1, LLC
Entity Central Index Key	0001800199
Document Type	POS AM
Amendment Flag	true
Amendment Description	The registrants are filing this post-effective amendment to update the financial statements and other information contained in the registrants' registration statement on Form S-11 (Registration Nos. 333-236458 and 333-236458-01) (the "Registration Statement"), which was declared effective by the Securities and Exchange Commission on November 24, 2020. The Registration Statement relates to the offering of up to $500,000,000 aggregate principal amount of Variable Denomination Floating Rate Demand Notes of iCap Vault 1, LLC, which are fully and unconditionally guaranteed by Vault Holding 1, LLC ("Notes"). As of April 29, 2021, no securities have been sold pursuant to the Registration Statement. No additional securities are being registered pursuant to this post-effective amendment to the Registration Statement. All applicable registration fees were previously paid on February 14, 2020.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity ExTransition Period	false